CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 60,971	$ 45,688	$ 57,900
Net income/(loss) from equity accounted investments	188	(119)	(29)
Other Income	27	304	1,770
Total revenues and other income	61,187	45,873	59,642
Purchases (net of inventory variation)	(28,212)	(21,505)	(26,254)
Operating expenses	(8,763)	(9,025)	(10,512)
Selling, general and administrative expenses	(738)	(762)	(921)
Depreciation, amortisation and net impairment losses	(8,644)	(11,550)	(16,715)
Exploration expenses	(1,059)	(2,952)	(3,872)
Net operating income/(loss)	13,771	80	1,366
Net financial items	(351)	(258)	(1,311)
Income/(loss) before tax	13,420	(178)	55
Income tax	(8,822)	(2,724)	(5,225)
Net income/(loss)	4,598	(2,902)	(5,169)
Attributable to equity holders of the company	4,590	(2,922)	(5,192)
Attributable to non-controlling interests	$ 8	$ 20	$ 22
Basic earnings per share (in USD)	$ 1.4	$ (0.91)	$ (1.63)
Diluted earnings per share (in USD)	$ 1.4	$ (0.91)	$ (1.63)
Weighted average number of ordinary shares outstanding (in millions)	3,268	3,195	3,179
Weighted average number of ordinary shares outstanding, diluted (in millions)	3,288	3,207	3,189